Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (0.4%)
	Fastenal Co.	223,886	11,875
	Ecolab Inc.	24,014	5,165
	Air Products and Chemicals Inc.	13,643	4,088
	Scotts Miracle-Gro Co.	18,453	4,011
	Avery Dennison Corp.	16,300	3,595
	Royal Gold Inc.	22,887	2,833
	FMC Corp.	12,277	1,432
	NewMarket Corp.	2,695	925
	W R Grace & Co.	9,702	665
			34,589
Consumer Discretionary (19.3%)
*	Amazon.com Inc.	205,015	660,778
*	Tesla Inc.	370,206	231,460
*	Netflix Inc.	205,619	103,387
	Home Depot Inc.	259,689	82,817
	NIKE Inc. Class B	600,493	81,943
	Costco Wholesale Corp.	188,438	71,280
	Lowe's Cos. Inc.	354,612	69,089
*	Booking Holdings Inc.	19,758	46,660
	Starbucks Corp.	325,765	37,098
	TJX Cos. Inc.	469,100	31,683
	Estee Lauder Cos. Inc. Class A	97,776	29,970
*	Uber Technologies Inc.	512,196	26,035
	Dollar General Corp.	118,455	24,042
*	Chipotle Mexican Grill Inc. Class A	13,455	18,460
*	O'Reilly Automotive Inc.	33,830	18,103
*	Lululemon Athletica Inc.	54,840	17,721
	eBay Inc.	285,966	17,410
	Ross Stores Inc.	136,228	17,218
*	Spotify Technology SA	64,680	15,625
	Activision Blizzard Inc.	145,832	14,182
*	Copart Inc.	98,822	12,749
	McDonald's Corp.	51,475	12,040
*	Trade Desk Inc. Class A	19,893	11,700
	Tractor Supply Co.	55,594	10,101
*	Wayfair Inc. Class A	31,154	9,550
*	Take-Two Interactive Software Inc.	51,006	9,465
*	Etsy Inc.	56,981	9,387
*	AutoZone Inc.	6,476	9,109
*	Burlington Stores Inc.	28,165	9,108
*	Ulta Beauty Inc.	24,054	8,307
	Pool Corp.	18,804	8,209

		Shares	Market Value ($000)
	Domino's Pizza Inc.	18,862	8,052
*	Carvana Co. Class A	26,964	7,148
*	Live Nation Entertainment Inc.	69,128	6,229
*	Dollar Tree Inc.	54,476	5,311
*	Five Below Inc.	26,468	4,873
*	Chegg Inc.	62,826	4,832
*	Floor & Decor Holdings Inc. Class A	45,445	4,468
*	Las Vegas Sands Corp.	69,225	3,998
*	Zynga Inc. Class A	352,825	3,825
*	Peloton Interactive Inc. Class A	29,523	3,257
	Rollins Inc.	94,800	3,232
*	Bright Horizons Family Solutions Inc.	19,951	2,758
	Electronic Arts Inc.	19,112	2,732
	Tempur Sealy International Inc.	67,580	2,602
	Best Buy Co. Inc.	19,968	2,321
*	Mattel Inc.	98,518	2,090
	Nexstar Media Group Inc. Class A	13,474	2,047
	Wendy's Co.	86,621	2,011
[1]	Sirius XM Holdings Inc.	320,651	2,004
*	Ollie's Bargain Outlet Holdings Inc.	22,881	1,978
*	Planet Fitness Inc. Class A	21,988	1,732
*	Wynn Resorts Ltd.	12,412	1,637
	H&R Block Inc.	61,293	1,521
	Yum! Brands Inc.	11,145	1,337
*	Expedia Group Inc.	7,236	1,280
	World Wrestling Entertainment Inc. Class A	22,184	1,239
	Williams-Sonoma Inc.	6,153	1,043
	Yum China Holdings Inc.	13,430	908
*	IAA Inc.	15,419	878
*	NVR Inc.	168	821
	BorgWarner Inc.	14,959	767
	VF Corp.	9,151	730
*	CarMax Inc.	5,915	681
*	Vail Resorts Inc.	1,507	493
*	Playtika Holding Corp.	17,691	485
*	2U Inc.	10,659	388
*	frontdoor Inc.	6,952	373
	Polaris Inc.	2,813	369
*	Liberty Media Corp.- Liberty SiriusXM Class C	8,238	358
*,1	Petco Health & Wellness Co. Inc. Class A	15,502	351
*	Leslie's Inc.	12,017	350
*	Liberty Media Corp.- Liberty SiriusXM Class A	6,216	271
*	Driven Brands Holdings Inc.	3,410	101
*	Roblox Corp. Class A	1,058	99
*	Endeavor Group Holdings Inc. Class A	343	10
			1,818,676
Consumer Staples (3.5%)
	PepsiCo Inc.	492,740	72,896
	Procter & Gamble Co.	526,926	71,056
	Coca-Cola Co.	1,097,713	60,693
	Altria Group Inc.	392,941	19,341
*	Monster Beverage Corp.	178,073	16,787
	Sysco Corp.	166,479	13,485
	McKesson Corp.	57,085	10,983
	Church & Dwight Co. Inc.	119,535	10,248
	Hershey Co.	54,625	9,453
	Clorox Co.	43,082	7,614
	McCormick & Co. Inc.	67,360	5,999

		Shares	Market Value ($000)
	Brown-Forman Corp. Class B	70,887	5,696
*	Boston Beer Co. Inc. Class A	4,239	4,485
	AmerisourceBergen Corp. Class A	34,080	3,910
*,1	Beyond Meat Inc.	20,043	2,915
	Kellogg Co.	41,233	2,700
	Campbell Soup Co.	47,593	2,316
	Brown-Forman Corp. Class A	21,705	1,628
	Lamb Weston Holdings Inc.	16,198	1,336
*	Sprouts Farmers Market Inc.	47,946	1,275
	Energizer Holdings Inc.	25,906	1,193
*	Grocery Outlet Holding Corp.	17,893	610
[1]	Albertsons Cos. Inc. Class A	27,779	533
*	Herbalife Nutrition Ltd.	6,565	345
*	Pilgrim's Pride Corp.	8,451	203
	Reynolds Consumer Products Inc.	6,265	189
			327,889
Energy (0.2%)
*	Cheniere Energy Inc.	112,176	9,524
*	Enphase Energy Inc.	50,989	7,294
*	SolarEdge Technologies Inc.	23,466	6,054
	Equitrans Midstream Corp.	18,516	153
*	Shoals Technologies Group Inc. Class A	3,369	93
*	Array Technologies Inc.	3,197	52
			23,170
Financials (2.1%)
	Aon plc Class A	109,445	27,730
	Moody's Corp.	78,459	26,311
	Marsh & McLennan Cos. Inc.	189,707	26,246
	S&P Global Inc.	68,616	26,038
	MSCI Inc. Class A	38,795	18,161
	Intercontinental Exchange Inc.	94,158	10,629
	Broadridge Financial Solutions Inc.	54,932	8,761
	MarketAxess Holdings Inc.	17,738	8,275
	Progressive Corp.	81,724	8,097
	FactSet Research Systems Inc.	17,983	6,013
	T Rowe Price Group Inc.	27,842	5,328
	Tradeweb Markets Inc. Class A	34,142	2,860
	Ares Management Corp. Class A	50,618	2,793
	Apollo Global Management Inc. Class A	40,842	2,342
	Morningstar Inc.	8,561	2,020
	Primerica Inc.	12,020	1,950
	Erie Indemnity Co. Class A	6,904	1,389
	RenaissanceRe Holdings Ltd.	8,450	1,302
	Cboe Global Markets Inc.	11,557	1,286
*	LendingTree Inc.	4,921	1,010
	SLM Corp.	42,209	855
	Virtu Financial Inc. Class A	26,936	820
	Lincoln National Corp.	11,468	800
	LPL Financial Holdings Inc.	2,923	432
*	Alleghany Corp.	597	428
*	Rocket Cos. Inc. Class A	23,131	410
	Brown & Brown Inc.	6,291	330
*	Coinbase Global Inc. Class A	984	233
	Carlyle Group Inc.	5,205	227
*,1	Upstart Holdings Inc.	1,395	207
	Axis Capital Holdings Ltd.	3,796	204

		Shares	Market Value ($000)
*	Credit Acceptance Corp.	334	149
			193,636
Health Care (13.3%)
	UnitedHealth Group Inc.	379,799	156,447
	AbbVie Inc.	800,662	90,635
	Eli Lilly & Co.	407,261	81,346
	Merck & Co. Inc.	1,067,667	81,025
	Amgen Inc.	281,664	67,019
	Thermo Fisher Scientific Inc.	112,117	52,639
*	Intuitive Surgical Inc.	55,961	47,129
	Abbott Laboratories	320,759	37,417
	Zoetis Inc.	207,805	36,715
	Johnson & Johnson	170,593	28,873
*	Illumina Inc.	70,829	28,731
*	Edwards Lifesciences Corp.	297,740	28,553
*	Vertex Pharmaceuticals Inc.	125,388	26,160
	Bristol-Myers Squibb Co.	397,080	26,096
*	Moderna Inc.	137,824	25,499
*	Regeneron Pharmaceuticals Inc.	46,684	23,455
*	IDEXX Laboratories Inc.	40,534	22,622
*	Align Technology Inc.	37,694	22,245
*	Veeva Systems Inc. Class A	65,198	18,995
*	DexCom Inc.	44,405	16,403
	HCA Healthcare Inc.	67,263	14,447
	ResMed Inc.	69,089	14,222
	Stryker Corp.	54,392	13,885
	West Pharmaceutical Services Inc.	35,518	12,343
	Anthem Inc.	30,944	12,323
	Cigna Corp.	44,841	11,607
	Cerner Corp.	146,594	11,471
	Humana Inc.	23,636	10,346
*	Novocure Ltd.	48,727	9,940
*	Seagen Inc.	60,994	9,475
*	Insulet Corp.	31,715	8,553
	Baxter International Inc.	102,594	8,425
*	IQVIA Holdings Inc.	34,582	8,305
*	Horizon Therapeutics plc	86,751	7,952
	Cardinal Health Inc.	141,605	7,940
*	Alnylam Pharmaceuticals Inc.	55,788	7,921
*	Avantor Inc.	239,083	7,687
*	Incyte Corp.	89,279	7,480
*	Teladoc Health Inc.	48,714	7,335
	Bio-Techne Corp.	17,443	7,218
*	Charles River Laboratories International Inc.	20,913	7,068
*	Exact Sciences Corp.	62,173	6,872
*	BioMarin Pharmaceutical Inc.	79,533	6,148
*	ABIOMED Inc.	21,511	6,122
*	Centene Corp.	82,225	6,052
*	Biogen Inc.	22,108	5,913
	Teleflex Inc.	14,123	5,680
*	Hologic Inc.	87,040	5,489
*	Masimo Corp.	23,569	5,081
*	10X Genomics Inc. Class A	27,451	4,941
*	Guardant Health Inc.	39,442	4,896
*	Repligen Corp.	26,290	4,801
*	Molina Healthcare Inc.	19,035	4,785
*	PRA Health Sciences Inc.	25,719	4,396
*	Neurocrine Biosciences Inc.	44,670	4,298

		Shares	Market Value ($000)
*	Amedisys Inc.	15,426	3,986
*	Penumbra Inc.	15,844	3,947
	Chemed Corp.	7,468	3,669
*	Acceleron Pharma Inc.	23,656	3,096
*	PPD Inc.	65,757	3,033
*	Alexion Pharmaceuticals Inc.	16,082	2,839
*	Sarepta Therapeutics Inc.	36,649	2,773
	Royalty Pharma plc Class A	66,315	2,661
*	Tandem Diabetes Care Inc.	26,507	2,263
*	Quidel Corp.	18,036	2,130
	Encompass Health Corp.	21,460	1,841
	Agilent Technologies Inc.	12,888	1,780
*	Reata Pharmaceuticals Inc. Class A	11,473	1,569
	PerkinElmer Inc.	10,557	1,532
*	Oak Street Health Inc.	24,963	1,508
	Bruker Corp.	21,181	1,471
*	Adaptive Biotechnologies Corp.	37,282	1,410
*	Haemonetics Corp.	22,437	1,267
*	Iovance Biotherapeutics Inc.	66,027	1,226
*	Exelixis Inc.	53,233	1,200
*	ACADIA Pharmaceuticals Inc.	53,280	1,190
*	Ionis Pharmaceuticals Inc.	30,911	1,151
	Cooper Cos. Inc.	2,841	1,118
*	Maravai LifeSciences Holdings Inc. Class A	29,654	1,113
*	Global Blood Therapeutics Inc.	28,258	1,086
*	DaVita Inc.	5,906	709
*	Laboratory Corp. of America Holdings	2,490	683
*	ICU Medical Inc.	2,557	532
*	Sotera Health Co.	19,623	473
*	Bluebird Bio Inc.	14,018	436
	STERIS plc	2,171	414
	Hill-Rom Holdings Inc.	3,652	406
*	Syneos Health Inc.	4,476	393
*	Berkeley Lights Inc.	6,647	289
*	Certara Inc.	10,520	277
*	American Well Corp. Class A	19,083	238
*	Sana Biotechnology Inc.	9,506	199
*	Signify Health Inc. Class A	7,495	190
*	Agios Pharmaceuticals Inc.	2,659	148
*	Sage Therapeutics Inc.	1,746	122
			1,255,789
Industrials (12.5%)
	Visa Inc. Class A	816,359	185,558
	Mastercard Inc. Class A	426,538	153,801
*	PayPal Holdings Inc.	567,804	147,640
	Accenture plc Class A	308,197	86,961
	United Parcel Service Inc. Class B	228,591	49,056
	Lockheed Martin Corp.	119,648	45,729
*	Square Inc. Class A	178,515	39,723
	Union Pacific Corp.	165,142	37,112
	3M Co.	179,207	36,386
	Automatic Data Processing Inc.	178,642	35,017
	Sherwin-Williams Co.	119,361	33,842
	Northrop Grumman Corp.	69,361	25,377
	Illinois Tool Works Inc.	67,189	15,572
*	Mettler-Toledo International Inc.	10,495	13,653
	Cintas Corp.	37,805	13,366
	Verisk Analytics Inc. Class A	76,450	13,213

		Shares	Market Value ($000)
	Paychex Inc.	122,243	12,364
	Ball Corp.	143,767	11,812
*	Zebra Technologies Corp. Class A	23,235	11,549
	IHS Markit Ltd.	104,398	10,994
*	FleetCor Technologies Inc.	39,712	10,899
	Old Dominion Freight Line Inc.	40,773	10,823
	Equifax Inc.	43,219	10,158
*	Fiserv Inc.	84,341	9,716
	TransUnion	83,339	8,917
*	Generac Holdings Inc.	26,773	8,801
	Rockwell Automation Inc.	27,368	7,218
	WW Grainger Inc.	15,448	7,139
*	Fair Isaac Corp.	13,565	6,865
	Carrier Global Corp.	149,451	6,864
	Cognex Corp.	81,163	6,444
*	StoneCo. Ltd. Class A	97,291	6,418
	Expeditors International of Washington Inc.	49,661	6,242
	Booz Allen Hamilton Holding Corp. Class A	65,201	5,538
*	Trex Co. Inc.	55,443	5,401
*	Bill.Com Holdings Inc.	35,791	5,330
	Toro Co.	46,005	5,111
	Nordson Corp.	22,825	5,060
	RPM International Inc.	51,929	4,857
	Jack Henry & Associates Inc.	29,027	4,475
*	Keysight Technologies Inc.	30,602	4,357
*	Axon Enterprise Inc.	30,106	4,233
	Allegion plc	29,043	4,080
	HEICO Corp. Class A	30,065	3,982
	MKS Instruments Inc.	19,807	3,728
*	TransDigm Group Inc.	5,522	3,583
*	Paylocity Holding Corp.	18,280	3,105
	Graco Inc.	39,948	3,025
	Landstar System Inc.	15,055	2,567
*	Coherent Inc.	9,645	2,533
	HEICO Corp.	17,736	2,491
	JB Hunt Transport Services Inc.	10,938	1,876
	BWX Technologies Inc.	29,426	1,840
	Genpact Ltd.	35,203	1,610
	Lincoln Electric Holdings Inc.	11,745	1,510
*	Berry Global Group Inc.	22,032	1,503
	Allison Transmission Holdings Inc.	35,179	1,488
*	Mercury Systems Inc.	21,516	1,408
	Amcor plc	115,908	1,368
	Quanta Services Inc.	13,660	1,302
	CH Robinson Worldwide Inc.	10,064	976
	Western Union Co.	39,050	956
	Armstrong World Industries Inc.	8,455	899
*,1	Virgin Galactic Holdings Inc.	27,176	849
*	Waters Corp.	2,201	709
	Crown Holdings Inc.	6,594	681
	MSA Safety Inc.	3,813	641
	Graphic Packaging Holding Co.	28,620	506
	Donaldson Co. Inc.	6,326	390
	Huntington Ingalls Industries Inc.	1,788	387
*	WEX Inc.	1,753	343
*	AZEK Co. Inc. Class A	7,750	337
*	XPO Logistics Inc.	2,087	307
	CoreLogic Inc.	2,044	163

		Shares	Market Value ($000)
*	Affirm Holdings Inc.	330	20
			1,180,754
Real Estate (2.0%)
	American Tower Corp.	217,496	55,562
	Crown Castle International Corp.	187,292	35,492
	Equinix Inc.	42,924	31,623
*	CoStar Group Inc.	18,777	16,036
	Simon Property Group Inc.	124,260	15,966
	Public Storage	47,450	13,404
	Extra Space Storage Inc.	43,416	6,504
	Iron Mountain Inc.	81,358	3,542
	Equity LifeStyle Properties Inc.	34,432	2,440
	SBA Communications Corp. Class A	7,250	2,161
	CoreSite Realty Corp.	13,060	1,583
*	Zillow Group Inc. Class C	6,257	734
*	Zillow Group Inc. Class A	4,149	491
	Americold Realty Trust	11,942	454
	Brookfield Property REIT Inc. Class A	18,556	348
			186,340
Technology (45.8%)
	Apple Inc.	7,659,159	954,408
	Microsoft Corp.	3,620,586	903,988
*	Facebook Inc. Class A	1,160,982	381,650
*	Alphabet Inc. Class A	112,688	265,589
*	Alphabet Inc. Class C	109,032	262,937
	NVIDIA Corp.	285,409	185,453
*	Adobe Inc.	232,557	117,344
*	salesforce.com Inc.	392,924	93,555
	Broadcom Inc.	180,984	85,484
	QUALCOMM Inc.	544,039	73,195
	Oracle Corp.	783,840	61,720
	Applied Materials Inc.	442,834	61,169
	Intuit Inc.	121,766	53,466
	Lam Research Corp.	68,965	44,817
*	ServiceNow Inc.	93,959	44,525
*	Advanced Micro Devices Inc.	538,254	43,103
	Texas Instruments Inc.	220,801	41,912
*	Zoom Video Communications Inc. Class A	84,584	28,042
	KLA Corp.	74,883	23,730
*	Autodesk Inc.	70,475	20,146
*	Workday Inc. Class A	86,425	19,767
*	Twilio Inc. Class A	57,672	19,378
*	DocuSign Inc. Class A	87,493	17,640
*	Synopsys Inc.	67,660	17,209
*	Cadence Design Systems Inc.	133,224	16,918
*	Palo Alto Networks Inc.	45,867	16,661
*	Match Group Inc.	108,072	15,495
	Xilinx Inc.	118,218	15,014
*	Atlassian Corp. plc Class A	63,353	14,779
	Microchip Technology Inc.	90,232	14,162
*	Fortinet Inc.	64,065	14,001
*	ANSYS Inc.	41,403	13,992
*	Okta Inc.	56,150	12,490
*	EPAM Systems Inc.	25,718	12,283
*	Crowdstrike Holdings Inc. Class A	54,409	12,087
	CDW Corp.	68,413	11,317
	Amphenol Corp. Class A	166,704	11,212

		Shares	Market Value ($000)
*	Slack Technologies Inc. Class A	239,227	10,536
	Teradyne Inc.	79,598	10,535
*	Pinterest Inc. Class A	160,924	10,508
*	HubSpot Inc.	19,972	10,073
*	RingCentral Inc. Class A	38,041	9,985
*	Gartner Inc.	41,610	9,647
*	Splunk Inc.	78,201	9,478
*	Coupa Software Inc.	33,645	8,014
*	Paycom Software Inc.	23,456	7,731
*	Tyler Technologies Inc.	19,022	7,669
*	Zendesk Inc.	55,850	7,632
	Monolithic Power Systems Inc.	21,414	7,348
*	MongoDB Inc.	25,144	7,341
*	Akamai Technologies Inc.	63,923	7,301
	NortonLifeLock Inc.	259,791	7,186
	Entegris Inc.	60,907	6,971
*	Zscaler Inc.	34,829	6,764
*	PTC Inc.	50,110	6,722
*	Datadog Inc. Class A	73,326	6,676
*	GoDaddy Inc. Class A	81,172	6,572
*	VeriSign Inc.	28,764	6,326
*,1	VMware Inc. Class A	38,783	6,123
*	IAC/Inter Active Corp.	36,445	5,812
*	Black Knight Inc.	73,336	5,382
*	Five9 Inc.	29,863	5,289
*	Avalara Inc.	39,746	5,253
*	Proofpoint Inc.	27,422	4,739
*	Cloudflare Inc. Class A	56,247	4,616
*	Dynatrace Inc.	87,675	4,536
	NetApp Inc.	58,492	4,526
	Universal Display Corp.	20,947	4,522
	Maxim Integrated Products Inc.	42,568	4,342
*	Aspen Technology Inc.	30,672	4,186
*	Globant SA	18,394	4,007
*	Elastic NV	32,031	3,786
*	Manhattan Associates Inc.	27,277	3,709
*	Ceridian HCM Holding Inc.	39,809	3,561
	Analog Devices Inc.	21,558	3,548
*	Anaplan Inc.	65,441	3,371
*	Dropbox Inc. Class A	118,583	3,243
*	Smartsheet Inc. Class A	54,857	3,241
	Roper Technologies Inc.	6,984	3,143
*	Nutanix Inc. Class A	92,072	2,901
	Vertiv Holdings Co. Class A	114,822	2,850
	Marvell Technology Inc.	53,665	2,592
*	Vimeo Inc.	59,174	2,485
	Pegasystems Inc.	17,173	2,029
*	Everbridge Inc.	17,230	2,024
*	Change Healthcare Inc.	85,895	2,013
*	Alteryx Inc. Class A	25,800	2,006
*	Teradata Corp.	40,614	1,944
	Citrix Systems Inc.	16,218	1,864
*,1	Fastly Inc. Class A	37,842	1,786
*	Vroom Inc.	39,667	1,754
	SS&C Technologies Holdings Inc.	22,611	1,670
*	New Relic Inc.	26,003	1,630
*	PagerDuty Inc.	35,206	1,431
	Cognizant Technology Solutions Corp. Class A	18,422	1,318

		Shares	Market Value ($000)
*	Pure Storage Inc. Class A	66,794	1,272
*	Duck Creek Technologies Inc.	29,196	1,148
*	nCino Inc.	18,504	1,131
*	Unity Software Inc.	11,762	1,111
*	Medallia Inc.	42,168	1,082
*	BigCommerce Holdings Inc. Series 1	17,481	951
	Switch Inc. Class A	42,898	809
*	Dell Technologies Inc. Class C	7,790	768
	Jabil Inc.	13,513	763
*	Guidewire Software Inc.	7,597	743
*	Dun & Bradstreet Holdings Inc.	32,852	705
	Leidos Holdings Inc.	6,335	651
*	FireEye Inc.	23,753	531
*	CACI International Inc. Class A	1,921	490
	CDK Global Inc.	7,417	388
*,1	C3.ai Inc. Class A	6,264	387
*	Jamf Holding Corp.	9,997	347
	Dolby Laboratories Inc. Class A	3,506	342
	Science Applications International Corp.	3,512	316
*	Grubhub Inc.	4,135	249
*	Allegro MicroSystems Inc.	9,335	245
	McAfee Corp.Class A	9,411	236
*	JFrog Ltd.	5,486	229
*	IPG Photonics Corp.	1,052	220
*	Datto Holding Corp.	5,931	160
*	AppLovin Corp. Class A	803	60
*,1	UiPath Inc. Class A	617	49
*	DoorDash Inc. Class A	141	21
*	Bumble Inc. Class A	350	17
			4,310,306
Telecommunications (0.9%)
*	Charter Communications Inc. Class A	61,294	42,570
*	Roku Inc.	52,553	18,221
*	Arista Networks Inc.	23,443	7,956
	Cable One Inc.	2,516	4,568
*	Altice USA Inc. Class A	108,823	3,924
	Motorola Solutions Inc.	8,451	1,735
	Ubiquiti Inc.	3,294	993
*	Lumentum Holdings Inc.	3,745	305
*	Comm Scope Holding Co. Inc.	4,966	101
			80,373
Utilities (0.0%)
	Waste Management Inc.	26,378	3,711
	NRG Energy Inc.	40,828	1,313
			5,024
Total Common Stocks (Cost $5,366,437)			9,416,546

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $12,635)	126,349	12,635
Total Investments (100.1%) (Cost $5,379,072)			9,429,181
Other Assets and Liabilities—Net (-0.1%)			(14,026)
Net Assets (100%)			9,415,155
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,027,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,629,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.